COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Personnel expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Payroll and social securities	$ 49,541,757	$ 46,179,965	$ 49,051,781
Others expenses	4,350,789	3,670,186	4,392,569
Total	$ 53,892,546	$ 49,850,151	$ 53,444,350